Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Losses (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	$ 6,796,864	$ 7,909,633
Less: allowance for credit losses	(134,868)	(107,598)	$ (81,476)	$ (2,810)
Accounts receivable, net	$ 6,661,996	$ 7,802,035